UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico              New York, NY               05/14/08
-------------------             --------------             --------------
   [Signature]                 [City, State]               [Date]

/s/ Ellen H. Adams             New York, NY                05/14/08
-------------------            --------------              --------------
   [Signature]                 [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                 TITLE                        VALUE     SHRS/     SH/ PUT INVESTMENT   OTHER       VOTING AUTHORITY
            NAME OF ISSUER       OF CLASS          CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------    --------------------------------------------------------------
ACTIVISION INC                   COM            004930202      14,309   523,935     SH       SOLE       N/A      523,935
AK STL HLDG CORP                 COM            001547108      14,944   274,600     SH       SOLE       N/A      274,600
ALTRIA GROUP INC                 COM            02209S103       4,107   185,000     SH       SOLE       N/A      185,000
ANNALY CAP MGMT INC              COM            035710409       5,970   389,700     SH       SOLE       N/A      389,700
APPLE INC                        COM            037833100       6,816    47,500     SH       SOLE       N/A       47,500
BANK OF AMERICA CORPORATION      COM            060505104      15,342   404,700     SH       SOLE       N/A      404,700
BANK OF NEW YORK MELLON CORP     COM            064058100         364     8,720     SH       SOLE       N/A        8,720
CALPINE CORP                     COM              131347304    25,204 1,368,318     SH       SOLE       N/A    1,368,318
CENTENNIAL COMMUNCTNS CORP       CL A           15133V208       8,234 1,393,250     SH       SOLE       N/A    1,393,250
CHESAPEAKE ENERGY CORP           COM              165167107     5,972   129,400     SH       SOLE       N/A      129,400
CISCO SYS INC                    COM            17275R102      15,497   643,286     SH       SOLE       N/A      643,286
COMMSCOPE INC                    COM              203372107    15,778   453,000     SH       SOLE       N/A      453,000
CONTINENTAL AIRLS INC            CL B             210795308     5,354   278,400     SH       SOLE       N/A      278,400
ENERGYSOLUTIONS INC              DEPOSITARY SH    292756202     5,501   239,800     SH       SOLE       N/A      239,800
EQUINIX INC                      COM            29444U502      39,557   594,931     SH       SOLE       N/A      594,931
FOSTER WHEELER LTD               SHS            G36535139      22,192   391,944     SH       SOLE       N/A      391,944
GENERAL CABLE CORP DEL           COM              369300108    19,856   336,150     SH       SOLE       N/A      336,150
IMMUCOR INC                      COM              452526106     2,566   120,262     SH       SOLE       N/A      120,262
PENNEY J C INC                   COM              708160106     8,470   224,600     SH       SOLE       N/A      224,600
LAM RESEARCH CORP                COM              512807108    18,602   486,701     SH       SOLE       N/A      486,701
MASTERCARD INC                   CL A           57636Q104      30,464   136,614     SH       SOLE       N/A      136,614
MEMC ELECTR MATLS INC            COM              552715104    25,635   361,572     SH       SOLE       N/A      361,572
METROPCS COMMUNICATIONS INC      COM              591708102     4,862   286,000     SH       SOLE       N/A      286,000
PETROHAWK ENERGY CORP            COM              716495106    27,097 1,343,421     SH       SOLE       N/A    1,343,421
PHILLIPS VAN HEUSEN CORP         COM              718592108    11,535   304,200     SH       SOLE       N/A      304,200
POLO RALPH LAUREN CORP           CL A             731572103    11,699   200,700     SH       SOLE       N/A      200,700
PRECISION CASTPARTS CORP         COM              740189105    23,068   225,982     SH       SOLE       N/A      225,982
QUALCOMM INC                     COM              747525103    15,202   370,790     SH       SOLE       N/A      370,790
RESEARCH IN MOTION LTD           COM              760975102    16,639   148,260     SH       SOLE       N/A      148,260
SEMITOOL INC                     COM              816909105     1,231   147,900     SH       SOLE       N/A      147,900
SIRIUS SATELLITE RADIO INC       COM            82966U103       9,020 3,154,000     SH       SOLE       N/A    3,154,000
THOMPSON CREEK METALS CO INC     COM              884768102     6,127   335,600     SH       SOLE       N/A      335,600
TIME WARNER TELECOM INC          CL A             887319101    23,603 1,523,743     SH       SOLE       N/A    1,523,743
UAL CORP                         COM              902549807       669    31,052     SH       SOLE       N/A       31,052

                             34                              461,486

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:         461,486
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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